JPMorgan International Growth ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.4%
Australia — 1.5%
Goodman Group, REIT	37,755	844,144
Telstra Group Ltd.	398,026	1,268,541
		2,112,685
Brazil — 2.0%
MercadoLibre, Inc. *	589	1,398,222
Wheaton Precious Metals Corp.	14,943	1,366,611
		2,764,833
Canada — 7.2%
Brookfield Corp.	17,827	1,194,085
Canadian Pacific Kansas City Ltd.	27,078	1,991,374
Intact Financial Corp.	7,357	1,520,673
Royal Bank of Canada	11,824	1,517,169
Shopify, Inc., Class A *	20,550	2,511,947
WSP Global, Inc.	5,910	1,216,890
		9,952,138
China — 9.2%
Contemporary Amperex Technology Co. Ltd., Class A	24,700	902,054
Fuyao Glass Industry Group Co. Ltd., Class H (a)	188,000	1,355,400
Nongfu Spring Co. Ltd., Class H (a)	315,800	1,824,580
Tencent Holdings Ltd.	91,700	6,420,122
Xiaomi Corp., Class B * (a)	116,800	785,825
Yum China Holdings, Inc.	30,800	1,430,045
		12,718,026
Denmark — 3.4%
DSV A/S	6,491	1,454,536
Novo Nordisk A/S, Class B	23,672	1,100,937
Novonesis Novozymes B	31,830	2,059,324
		4,614,797
France — 8.6%
Air Liquide SA	16,867	3,318,356
Hermes International SCA	141	344,814
Legrand SA	14,509	2,143,079
Safran SA	14,774	4,871,747
SPIE SA	20,571	1,210,633
		11,888,629
Germany — 3.7%
Deutsche Telekom AG (Registered)	34,937	1,253,048
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,948	1,275,299
SAP SE	7,736	2,212,154
Scout24 SE (a)	2,830	378,206
		5,118,707
Greece — 0.3%
Piraeus Financial Holdings SA	54,882	422,012

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — 1.8%
Hong Kong Exchanges & Clearing Ltd.	46,900	2,538,172
Hungary — 0.3%
OTP Bank Nyrt.	5,087	412,789
India — 4.4%
Bajaj Finance Ltd.	72,929	729,827
Blue Star Ltd.	38,065	750,551
Cholamandalam Investment and Finance Co. Ltd.	37,423	613,498
Computer Age Management Services Ltd.	19,298	817,648
ICICI Bank Ltd.	127,495	2,146,928
UltraTech Cement Ltd.	7,451	1,037,432
		6,095,884
Indonesia — 1.1%
Bank Central Asia Tbk. PT	2,923,200	1,465,095
Italy — 1.1%
Ryanair Holdings plc, ADR	25,123	1,564,409
Japan — 14.6%
Advantest Corp.	20,000	1,329,983
Ajinomoto Co., Inc.	28,900	764,591
Azbil Corp.	166,700	1,557,712
Hitachi Ltd.	49,700	1,520,852
Hoya Corp.	13,100	1,652,733
IHI Corp.	16,000	1,781,709
Kao Corp.	31,100	1,399,391
Nintendo Co. Ltd.	22,100	1,847,095
Rakuten Bank Ltd. *	38,500	1,793,398
Recruit Holdings Co. Ltd.	24,400	1,447,680
Sony Group Corp.	139,000	3,343,411
Terumo Corp.	97,500	1,653,334
		20,091,889
Netherlands — 0.9%
ASML Holding NV	1,766	1,223,968
Saudi Arabia — 1.5%
Al Rajhi Bank	83,041	2,093,801
Singapore — 2.3%
DBS Group Holdings Ltd.	43,150	1,583,799
Sea Ltd., ADR *	10,369	1,624,304
		3,208,103
South Korea — 2.4%
Hanwha Aerospace Co. Ltd.	3,119	2,225,258
SK Square Co. Ltd. *	9,499	1,023,142
		3,248,400

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — 2.1%
Indra Sistemas SA	46,375	1,921,039
Industria de Diseno Textil SA	20,648	986,294
		2,907,333
Sweden — 1.8%
Atlas Copco AB, Class A	85,182	1,297,185
Volvo AB, Class B	40,592	1,165,794
		2,462,979
Switzerland — 2.9%
Cie Financiere Richemont SA (Registered)	14,775	2,412,408
Lonza Group AG (Registered)	2,324	1,619,756
		4,032,164
Taiwan — 8.1%
eMemory Technology, Inc.	5,000	338,473
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,671	4,028,047
Taiwan Semiconductor Manufacturing Co. Ltd.	176,000	6,775,874
		11,142,394
United Kingdom — 12.6%
3i Group plc	48,025	2,624,190
Compass Group plc	75,185	2,641,961
InterContinental Hotels Group plc	13,389	1,540,273
London Stock Exchange Group plc	14,800	1,804,047
Next plc	5,638	915,166
RELX plc	52,252	2,713,525
Rolls-Royce Holdings plc	188,988	2,682,303
Sage Group plc (The)	107,941	1,733,171
SSE plc	28,255	692,594
		17,347,230
United States — 4.6%
Ferrovial SE	42,010	2,153,557
Haleon plc	391,309	1,835,503
Schneider Electric SE	9,016	2,333,281
		6,322,341
Total Common Stocks (Cost $111,238,192)		135,748,778
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (b) (c) (Cost $953,564)	953,387	953,483
Total Investments — 99.1% (Cost $112,191,756)		136,702,261
Other Assets in Excess of Liabilities — 0.9%		1,205,599
NET ASSETS — 100.0%		137,907,860

Percentages indicated are based on net assets.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	10.0%
Banks	8.4
Aerospace & Defense	7.2
Capital Markets	6.0
Interactive Media & Services	5.0
Hotels, Restaurants & Leisure	4.1
Electrical Equipment	3.9
Chemicals	3.9
Professional Services	3.6
IT Services	3.2
Machinery	3.1
Software	2.9
Entertainment	2.5
Construction & Engineering	2.5
Household Durables	2.4
Health Care Equipment & Supplies	2.4
Pharmaceuticals	2.2
Insurance	2.0
Textiles, Apparel & Luxury Goods	2.0
Industrial Conglomerates	1.9
Diversified Telecommunication Services	1.8
Broadline Retail	1.7
Ground Transportation	1.5
Beverages	1.3
Life Sciences Tools & Services	1.2
Passenger Airlines	1.1
Electronic Equipment, Instruments & Components	1.1
Air Freight & Logistics	1.1
Personal Care Products	1.0
Metals & Mining	1.0
Automobile Components	1.0
Consumer Finance	1.0
Others (each less than 1.0%)	5.3
Short-Term Investments	0.7

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,112,685	$—	$2,112,685
Brazil	2,764,833	—	—	2,764,833
Canada	9,952,138	—	—	9,952,138
China	—	12,718,026	—	12,718,026
Denmark	—	4,614,797	—	4,614,797
France	—	11,888,629	—	11,888,629
Germany	—	5,118,707	—	5,118,707
Greece	—	422,012	—	422,012

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hong Kong	$—	$2,538,172	$—	$2,538,172
Hungary	—	412,789	—	412,789
India	—	6,095,884	—	6,095,884
Indonesia	—	1,465,095	—	1,465,095
Italy	1,564,409	—	—	1,564,409
Japan	—	20,091,889	—	20,091,889
Netherlands	—	1,223,968	—	1,223,968
Saudi Arabia	—	2,093,801	—	2,093,801
Singapore	1,624,304	1,583,799	—	3,208,103
South Korea	—	3,248,400	—	3,248,400
Spain	—	2,907,333	—	2,907,333
Sweden	—	2,462,979	—	2,462,979
Switzerland	—	4,032,164	—	4,032,164
Taiwan	4,028,047	7,114,347	—	11,142,394
United Kingdom	—	17,347,230	—	17,347,230
United States	—	6,322,341	—	6,322,341
Total Common Stocks	19,933,731	115,815,047	—	135,748,778
Short-Term Investments
Investment Companies	953,483	—	—	953,483
Total Investments in Securities	$20,887,214	$115,815,047	$—	$136,702,261
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (a) (b)	$4,281,365	$29,893,042	$33,220,395	$304	$(833)	$953,483	953,387	$77,370	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	—	5,109,233	5,109,233	—	—	—	—	9,878	—
Total	$4,281,365	$35,002,275	$38,329,628	$304	$(833)	$953,483		$87,248	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.